GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
GOODWILL
Schedule of company's goodwill

As at January 1, 2022	24,728
Goodwill recognized upon acquisition of Spin Games LLC (Note 6)	6,934
As at December 31, 2022	31,662

Effect of movements in exchange rates	259
As at December 31, 2023	31,921